Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of financial liabilities that were accounted for at fair value on a recurring basis

September 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$2,985,000	$—	$—	$2,985,000
ELOC	$177,000	$—	$—	$177,000
ELOC Commitment Fee Note	$495,000	$—	$—	$495,000
Additional Bridge Notes	$122,000	$—	$—	$122,000
Exchange Note	$1,851,000	$—	$—	$1,851,000
September 2024 Convertible Note	$2,000,000	$—	$—	$2,000,000

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Notes	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Schedule of change in the fair value of the Level 3 financial liabilities

	Extension Note
	Bifurcated	Exchange	Quantum	Additional		ELOC Commitment	September 2024
	Derivative	Note	Note	Bridge Note	ELOC	Fee Note	Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	—	—	4,618,234
Initial fair value of ELOC Commitment Fee Note	—	—	—	—	—	595,000	—	595,000
Initial fair value of September 2024 Convertible Note at September 30, 2024	—	—	—	—	—	—	2,000,000	2,000,000
Settlement of Exchange Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Note	—	—	—	(13,889)	—	—	—	(13,889)
Shares issued upon conversion of portion of note	—	(566,740)	—	(41,417)	—	—	—	(608,157)
Extension of ELOC Commitment Fee Note	—	—	—	—	—	(5,000)	—	(5,000)
Change in fair value	—	(3,738,185)	(1,633,234)	(289,340)	(517,512)	(95,000)	—	(6,273,271)
Fair value as of September 30, 2024	$—	$1,851,000	$2,985,000	$122,000	$177,000	$495,000	$2,000,000	$7,630,000

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Schedule of financial liabilities that were accounted for at fair value on a recurring basis

December 31, 2023
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Schedule of key inputs into the simulation model for the Bridge Note Embedded Derivative

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

Schedule of change in the fair value of the Level 3 financial liabilities

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 8)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534